Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Nov. 27, 2019
Entity Registrant Name	Virtus ETF Trust II
Entity Central Index Key	0001648403
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 26, 2019
Document Effective Date	Nov. 27, 2019
Prospectus Date	Nov. 27, 2019
Virtus Newfleet Dynamic Credit ETF | Virtus Newfleet Dynamic Credit ETF
Prospectus [Line Items]
Trading Symbol	BLHY
Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF
Prospectus [Line Items]
Trading Symbol	SEIX